Stock Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Stock Based Compensation
Stock Based Compensation

Note 13 -    Stock Based Compensation

On May 24, 2022, the stockholders of Marathon Bancorp, Inc. approved the Company’s 2022 Equity Incentive Plan (the “Plan”), which provides for the grant of stock-based awards to officers, employees and directors of the Company and Marathon Bank. Under provisions of the Plan, while active, awards may consist of grants of incentive stock options, nonqualified stock options, restricted stock and restricted stock units.  Stock options totaling 109,245 and restricted stock awards totaling 43,698 were authorized for award under the Plan.

Stock Options

On June 28, 2022, a total of 73,194 stock option awards were granted to the Bank’s directors, executive officers, senior officers and other officers (18,572 and 54,622 options were awarded to directors and employees, respectively). Director awards are considered non-qualified stock options while employee awards are considered incentive stock options. During the year ended June 30, 2023, a director and employee retired resulting in the forfeiture of 7,647 options. The awards vest ratably over five years (20% per year for each year of the participant’s service with the Company) and will expire ten years from the date of the grant, or June 2032. The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 3.27%; volatility factors of the expected market price of the Company's common stock of 20.76%; weighted average expected lives of the options of 6.5 years; cash dividend yield of 0%. Based upon these assumptions, the weighted average fair value of options granted was $3.33.

On May 16, 2023, a total of 39,330 stock option awards were granted to the Bank’s directors, executive officers, senior officers and other officers (4,368 and 34,962 options were awarded to directors and employees, respectively). The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 3.53%; volatility factors of the expected market price of the Company's common stock of 20.71%; weighted average expected lives of the options of 6.5 years; cash dividend yield of 0%. Based upon these assumptions, the weighted average fair value of options granted was $2.72.

Stock option expense amortized to expense for the three months ended September 30, 2024 and 2023 was $16,262 and $16,262, respectively. At September 30, 2024, total unrecognized compensation expense related to stock options was $196,717, and will be amortized to expense over a period of 3.25 years. As of September 30, 2024, there were 4,368 stock option awards available for future awards under this plan.

The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options prior to the expiration date. The intrinsic value can change based on fluctuations in the market value of the Company’s stock.

A summary of stock option activity and related information for the three months ended September 30, 2024 was as follows.

			Weighted-Average
			Remaining	Aggregate
		Weighted-Average	Contractual Life	Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, July 1, 2024	104,877	$10.31	8.33	$3,540
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding, September 30, 2024	104,877	10.31	8.06	3,933

Exercisable, September 30, 2024	40,640	$10.54	7.98	$1,114

Restricted Stock

On June 28, 2022, a total of 40,203 restricted stock awards were granted to the Bank’s directors, executive officers, senior officers and other officers under the Plan (9,614 and 30,589 shares were granted to directors and employees, respectively). On May 16, 2023, a total of 6,261 restricted stock awards were granted to the Bank’s directors, executive officers, senior officers and other officers under the Plan (1,311 and 4,950 shares were granted to directors and employees, respectively). During the year ended June 30, 2023, a director and employee retired resulting in the forfeiture of 3,059 restricted stock awards. The restricted stock awards vest ratably over five years (20% per year for each year of the participant’s service with the Company). Restricted stock expense was $23,513 and $23,513 for the three months ended September 30, 2024 and 2023, respectively. At September 30, 2024, future compensation expense related to non-vested restricted stock outstanding was $267,924 which will be amortized over a remaining period of 3.25 years. As of September 30, 2024, there were 293 shares of restricted stock available for issuance.

A summary of restricted stock activity and related information for the three months ended September 30, 2024, is as follows:

Weighted-Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested, July 1, 2024	27,299	$10.75
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, September 30, 2024	27,299	$10.75

Note 15 - Stock-Based Compensation

 On May 24, 2022, the stockholders of Marathon Bancorp, Inc. approved the Company’s 2022 Equity Incentive Plan (the “Plan”), which provides for the grant of stock-based awards to officers, employees and directors of the Company and Marathon Bank. Under provisions of the Plan, while active, awards may consist of grants of incentive stock options, nonqualified stock options, restricted stock and restricted stock units. Incentive stock options totaling 109,245 and restricted stock awards totaling 43,698 were authorized for award under the Plan.

Stock Options

On June 28, 2022, a total of 73,194 stock option awards were granted to the Bank’s directors, executive officers, senior officers and other officers (18,572 and 54,622 options were awarded to directors and employees, respectively). Director awards are considered non-qualified stock options while employee awards are considered incentive stock options. During the year ended June 30, 2024, a director and employee retired resulting in the forfeiture of 7,647 options.  The awards vest ratably over five years (20% per year for each year of the participant’s service with the Company) and will expire ten years from the date of the grant, or June 2032.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 3.27%; volatility factors of the expected market price of the Company's common stock of 20.76%; weighted average expected lives of the options of 6.5 years; cash dividend yield of 0%. Based upon these assumptions, the weighted average fair value of options granted was $3.33.

On May 16, 2023, a total of 39,330 stock option awards were granted to the Bank’s directors, executive officers, senior officers and other officers (4,368 and 34,962 options were awarded to directors and employees, respectively). The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 3.53%; volatility factors of the expected market price of the Company's common stock of 20.71%; weighted average expected lives of the options of 6.5 years; cash dividend yield of 0%. Based upon these assumptions, the weighted average fair value of options granted was $2.72.

Stock option expense amortized to expense for the years ended June 30, 2024 and 2023 was $65,050 and $46,328, respectively. At June 30, 2024, total unrecognized compensation expense related to stock options was $212,979, and will be amortized to expense over a period of 3.5 years. As of June 30, 2024, there were 4,368 stock option awards available for future awards under this plan.

The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options prior to the expiration date.  The intrinsic value can change based on fluctuations in the market value of the Company’s stock.

A summary of stock option activity and related information for the years ended June 30, 2024 and 2023 was as follows.

			Weighted-Average
			Remaining
		Weighted-Average	Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, July 1, 2022	73,194	$11.16	10.00	$-
Granted, May 16, 2023	39,330	8.90	10.00	-
Exercised	-	-	-	-
Forfeited	(7,647)	11.16	10.00	-
Outstanding, June 30, 2023	104,877	10.31	9.33	19,272
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding, June 30, 2024	-	-	-	-
	104,877	$10.31	8.33	$142,337

Exercisable, June 30, 2024	34,740	$10.61	8.22	$56,895

Restricted Stock

On June 28, 2022, a total of 40,203 restricted stock awards were granted to the Bank’s directors, executive officers, senior officers and other officers under the Plan (9,614 and 30,589 shares were granted to directors and employees, respectively). On May 16, 2023, a total of 6,261 restricted stock awards were granted to the Bank’s directors, executive officers, senior officers and other officers under the Plan (1,311 and 4,950 shares were granted to directors and employees, respectively). During the year ended June 30, 2023, a director and employee retired resulting in the forfeiture of 3,059 restricted stock awards.  The restricted stock awards vest ratably over five years (20% per year for each year of the participant’s service with the Company).  Restricted stock expense was $94,050 and $84,300 for the years ended June 30, 2024 and 2023, respectively. At June 30, 2024, future compensation expense related to non-vested restricted stock outstanding was $291,437 which will be amortized over a remaining period of 3.5 years. As of June 30, 2024, there were 293 shares of restricted stock available for issuance.

A summary of restricted stock activity and related information for the year ended June 30, 2024, is as follows:

		Weighted-Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding, July 1, 2022	40,203	$11.16
Granted, May 16, 2023	6,261	8.90
Exercised	(7,424)	11.16
Forfeited	(3,059)	11.16
Outstanding, June 30, 2023	35,981	10.77
Exercised	(8,682)	10.83
Forfeited	-	-
Outstanding, June 30, 2024	27,299	$10.75